SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and Consolidated Affiliated Entities in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the Consolidated Affiliated Entities through power to govern the activities that most significantly impact its economic performance and is obligated to absorb substantially all of the expected losses and receive substantially all the economic benefits of the Consolidated Affiliated Entities, then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and Consolidated Affiliated Entities have been eliminated in consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the allowance for doubtful accounts, amortization of intangible assets and capitalized content costs, recoverability and useful lives of long-lived assets, consumption patterns for licensed copyrights and user generated content, recoverability of the carrying values of goodwill and indefinite-lived intangible assets, fair value of stock options to purchase the Company’s ordinary shares, forfeiture rates for options and restricted stock (units) granted, allocation of purchase price to identifiable assets and liabilities acquired in business combinations, accrual of sales commissions to third-party advertising agencies, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and Consolidated Affiliated Entities determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange losses included in “other income (loss), net” in the consolidated statements of comprehensive loss for the years ended December 31, 2011 and 2012 were RMB5,949 and RMB2,619, respectively, and the foreign exchange gain included in the consolidated statement of comprehensive loss for the year ended December 31, 2013 was RMB12,358 (US$2,041).

Fair value measurements

Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and long-term debt. The carrying values of these financial instruments, other than long-term debt, approximate their fair values due to their short-term maturities. The carrying value of long-term debt as of December 31, 2012 also approximates its fair value as it is due for repayment in 2013.

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities including cash and cash equivalents, restricted cash, short-term investments are measured at fair value on a recurring basis as of December 31, 2012 and 2013 under Level 1. The Company has no assets or liabilities measured at fair value on a recurring or non-recurring basis using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) for the year ended December 31 2012.

For the year ended December 31, 2013, the Company recognized an impairment loss of approximately RMB96,071(US$15,870) for long-lived assets and intangible assets with finite useful lives using an income approach and the respective carrying amount of the long-lived assets and intangible assets subject to the impairment test were reduced to their fair values on the measurement date of July 1, 2013. Such impairment loss was charged in cost of revenue and other operating expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2013 (see Note 2 “Impairment of Long-Lived Assets Other Than Goodwill”). The inputs used to measure the fair value of long-lived assets and intangible assets with finite useful lives, including future cash flow projections and discount rate (16%), were largely unobservable or based on management’s assumptions and estimates, and accordingly, the measurement was classified as Level 3. The Company has no assets or liabilities measured at fair value on a recurring or non-recurring basis using significant observable inputs (Level 2) for the year ended December 31, 2013.

Cash and cash equivalents and short-term investments

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments.

During the years ended December 31, 2011, 2012 and 2013, the Company recorded interest income from short-term investments of RMB15,535, RMB33,253 and RMB23,185 (US$3,830) in the consolidated statements of comprehensive loss, respectively.

The short-term investments balance was RMB2,110,073 and RMB1,409,439 (US$232,823) as of December 31, 2012 and 2013.

Restricted cash

Restricted cash

Restricted cash is restricted as to usage based on contracts entered into with third parties. The restricted cash balance was RMB9,003 and RMB2,679 (US$443) as of December 31, 2012 and 2013.

Accounts receivable

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

Cash outflows for capitalized content production costs are presented as cash flows from operating activities in accordance with ASC subtopic 926-230-45, Entertainment—Films: Statement of Cash Flows, Other Presentation Matters.

Non-episodic film costs

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Non-episodic film costs are only capitalized when the revenue stream related to the produced videos is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific video and the ultimate revenue can be reasonably estimated.

Episodic film costs

Due to the uncertainty of making reliable estimates, for episodic films, estimates of ultimate revenues are limited to the amount of revenue contracted for each episode. Accordingly, production costs incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.

The Company amortizes such costs for each episode in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the current period (denominator) which is related to each episode.

The Company recognized impairment charges on capitalized content production costs of RMB nil, RMB nil and RMB487 (US$81) for the years ended December 31, 2011, 2012 and 2013, respectively (see Note 2 “Impairment of Long-Lived Assets Other Than Goodwill”).

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component. Prior to the acquisitions (Note 4), the Company had one reporting unit because no discrete financial information was available below the consolidated level. Subsequent to the acquisitions of Trade Lead (including Tianshi) and Tudou, the Company continues to have one reporting unit at the Group level as the operating results of Trade Lead (including Tianshi) and Tudou are not regularly reviewed by segment management.

Goodwill is tested for impairment on October 1 in each year. We adopted Accounting Standards Update (“ASU”) No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Goodwill for Impairment, pursuant to which we can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary. In 2013, we elected to use the two-step process required by ASC 350-20 to perform the annual impairment test. First, the Company reviews the carrying amount of the reporting unit compared to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The Company determines the implied fair value of goodwill by deducting the fair values of identifiable assets and liabilities from the fair value of the reporting unit. The fair value of identifiable assets and liabilities are determined using a discounted cash flow approach. This approach is based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. If the implied fair value of the reporting unit goodwill is lower than it carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value. There has been no impairment of goodwill in any of the years presented.

Intangible assets

Licensed copyrights relate to titles to movies, television series and other video content acquired from external parties. Licensed copyrights are amortized using an accelerated method based on consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. When the amortization pattern is revised, it is accounted for as a change in accounting estimate prospectively. The amortization of licensed video content other than movies and television series is on a straight-line basis, as the consumption pattern based on historical viewing data supports this method.

The advertising license is amortized using the straight-line method over the remaining term of the license.

The intangible assets acquired in the Merger, namely technology, customer relationships, non-compete agreement, user generated content, licensed copyrights and domain name, trademark and online video license, are recognized and measured at the fair value as of the acquisition date.

The technology and customer relationship are amortized using the straight-line method over the estimated useful life. The non-compete agreement is amortized using the straight-line method over the contractual period. The user generated content is amortized using an accelerated method over the estimated useful life, which is expected to be two years.

As of December 31, 2013, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	1.96 years, on an accelerated consumption pattern
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationship	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Intangible assets with definite useful lives are carried at cost less accumulated amortization.

Domain name, trademark and online video license acquired from the Merger of Tudou may be renewed indefinitely at little cost and the Company intends to renew the domain name, trademark and online video license indefinitely.

The initial registration fee for the Company’s domain names and the renewal fees for the online video licenses and trademarks are expensed as incurred. Intangible assets with an indefinite useful life are not amortized, instead, they are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company assess indefinite-lived intangible assets for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles — Goodwill and Other: General Intangibles Other than Goodwill on October 1 of each year. The Company performs a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired based on guidance in ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. If it is more likely than not the fair value of such an asset exceeds its carrying value, the Company would not need to calculate the fair value of the asset that year. However, if the Company concludes otherwise, a quantitative impairment test is performed. The quantitative impairment test consists of calculating the fair value of the asset and comparing it to the carrying amount. If the carrying amount exceeds its fair value, an impairment loss in an amount equal to that excess will be recognized. There has been no impairment charges realized on the Company’s indefinite-lived intangible assets in any of the years presented.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of an asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from the eventual disposition of the asset group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying value of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of its carrying value or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

During 2013, the Company noted that the actual consumption patterns of licensed television series and movies were more accelerated than originally estimated. The more accelerated consumption pattern and shortening of the estimated useful life was considered an impairment indicator for the licensed copyright that the carrying value of the licensed copyrights may not be recoverable and therefore, the changes in circumstances triggered the need to perform a recoverability test as of July 1, 2013. Accordingly, the Company assessed the recoverability of the licensed copyrights based on the undiscounted future cash flows associated with the asset group including the licensed copyrights with the assistance of an independent third-party valuation firm. In accordance with ASC 360, an asset group is a group of long-lived assets, together with other assets and liabilities, at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The Company determined that the asset group subject to the recoverability test should include prepayments for licensed copyrights, licensed copyrights, advertising license, technology, non-compete agreement, customer relationship, user generated content, capitalized content production costs, and property, plant and equipment, with a total carrying amount of RMB974,857 (US$161,035) as of July 1, 2013. The undiscounted cash flows for the asset group were based on a 2.5 year projection period, which is the remaining useful life of the licensed copyrights, which were determined to be the primary asset of the asset group. Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments, as well as certain market assumptions. The recoverability test indicated that the undiscounted cash flows were less than the carrying value of the related asset group. The Company then proceeded to determine the fair value of the asset group in accordance with ASC 820-10 with the assistance of an independent third-party valuation firm. The Company concluded that the Group’s current usage of assets represented the high and best use of market participants. A discount rate of approximately 16% was used in the valuation which reflects the market assessment of the risks specific to the Group’s industry and is based on the weighted-average cost of capital for the asset group. The fair value of the asset group was determined to be RMB878,786 (US$145,165) as of July 1, 2013.

An impairment charge of RMB nil, RMB nil, and RMB96,071(US$15,870) was recorded for the years ended December 31, 2011, 2012, and 2013, respectively. The impairment charge has been allocated to the respective assets of the asset group on a pro rata basis based on their relative carrying amounts. The impairment charge was recorded in cost of revenue and other operating expenses for the year ended December 31, 2013 as follows:

	For the year ended December 31,
	2013	2013
	RMB	US$
Cost of revenues	85,442	14,114
Product development	2,920	482
Sales and marketing	4,376	723
General and administrative	3,333	551

	96,071	15,870

In accordance with ASC 360-10, impairment losses on long-lived assets to be held and used were reflected as a permanent write-down of the cost basis of the affected assets. Accordingly, the Group eliminated the previously recorded cost and accumulated depreciation or amortization of the impaired long-lived assets.

In accordance with ASC 360-10 and ASC 250, Accounting Changes and Error Corrections (“ASC 250”), the change in consumption patterns for licensed copyrights is considered  a change in accounting estimate, and such change in accounting estimate was applied after the impairment loss was recorded against the carrying amounts of the assets within the asset group. In accordance with ASC 250, the Company has accounted for the change in estimate prospectively effective from July 1, 2013. The amortization pattern for purchased movies and television series copyrights that were previously amortized over three years using an accelerated consumption pattern was reduced to two years using a revised accelerated consumption pattern. The effect of the change in estimate resulted in an increase to the amortization expense and net loss by RMB76,070 (US$12,566) and an increase to the basic and ADS loss per share of RMB0.03 and RMB0.46, respectively, for the year ended December 31, 2013.The change in estimate is calculated based on the carrying amounts of the licensed copyrights after impairment charge for the existing content as of July 1, 2013.

Revenue recognition

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall.

Revenue from online advertising services

Advertising contracts are signed to establish the fixed price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria are met. For contracts where the Group provides customers with marketing services that contain multiple deliverables (e.g., advertisements in different formats to be delivered over different periods of time), the Group recognizes revenue pursuant to ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements, as amended by ASU No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, which was adopted by the Company on January 1, 2011. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method. The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future undelivered items. Due to the nature of the Group’s advertisement arrangements, wherein revenue is contingent upon the delivery of undelivered items, revenue is recognized ratably over the performance period of the last deliverable in the arrangement. Revenue is deferred when non-refundable payments are received from customers prior to satisfaction of revenue recognition criteria discussed above.

Revenue from sub-licensing

The Group also generates revenues from sub-licensing content licensed from third party vendors. The exclusive licensing agreement the Group enters into with the vendors has a definitive license period and gives the Group rights to sublicense these contents to other third parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. The Company receives a fixed amount of the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying disk to the sub-licensee (which is provided at or before the beginning of the sub-license period). In accordance with ASC subtopic 926-605, Entertainment-Films: Revenue Recognition, the Group recognizes the amount of the sub-license fee as revenue at the beginning of the sub-license period only when the Company meets all the following criteria: persuasive evidence of a sub-licensing arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sub-license period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. The Group recognized sub-licensing revenues of RMB31,486, RMB96,091 and RMB98,351 (US$16,247) for the years ended December 31, 2011, 2012 and 2013, respectively.

Revenue from mobile value-added services (“MVAS”)

The Group generates revenue from MVAS through partnership agreements with third party mobile network operators. The Group provides video clips to mobile network operators for its mobile phone users. Users pay a monthly subscription fee to the mobile network operator to access the video channel or pay on a per-clip download basis, and the Group shares the fees collected by the mobile network operator for such services. MVAS revenue is generally recognized when the Group receives monthly statements from the mobile network operators indicating the transaction volume generated by its mobile phone users that are subject to revenue share with the Group. For smaller mobile network operators, the Group defers revenue recognition until cash is received. The Group recognized MVAS revenues of RMB4,910, RMB46,894 and RMB196,075 (US$32,389) for the years ended December 31, 2011, 2012 and 2013, respectively.

Revenues from MVAS represent only the Group’s shares of the revenues to be received from the mobile network operators, i.e. recorded on a net basis. The Group is not the primary obligor in the arrangement, nor does it enter into contracts with end customers or has the price setting capabilities, rather the Group provides the content to the mobile network operators in accordance with the operator’s overall strategy and requirements.

Barter transactions

Barter transactions

The Group enters into cross-promotional agreements, which represent advertising-for-advertising, advertising-for-content, content for advertising barter transactions, and follows ASC subtopic 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The volume of such transactions was not significant.

The Group enters into nonmonetary transactions to exchange online broadcasting rights of video content with other online video broadcasting companies from time to time. The exchanged content provides rights for each respective party only to broadcast the content received on its own website; though, each party retains the right to continue broadcasting and / or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges in accordance with ASC 845, Nonmonetary Transactions. The exchange of online broadcasting rights of video content is similar to the exchange of inventory since both parties use the exchanged content in the same line of business to facilitate advertising sales to customers who are not parties to the exchange. As a result, the Group records these nonmonetary exchanges at the carrying values of the broadcasting rights given up, which is nil, with no resulting gain or loss being recognized.

Commissions to third-party advertising agencies

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	180,644	442,663	584,978	96,631

Value-added tax and business tax

Value-added tax and business tax

In November 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued two circulars setting out the details of the pilot Value-added, business taxes (“VAT”) reform program, which change the charge of sales tax from business tax to VAT for certain pilot industries. The pilot VAT reform program initially applied only to the pilot industries in Shanghai, and has been expanded to eight additional regions, including, among others, Beijing in 2012. Entities located in Shanghai and Beijing fall within the scope of the pilot program and have been recognized as the VAT general taxpayers since January 1, 2012 and September 1, 2012, respectively, the effective time of the pilot program in each of the regions. Prior to the implementation of the pilot VAT reform program, revenues generated from online advertising services and other services were subject to business tax, surcharges and cultural business construction fee totaling 8.6% of revenues before deduction for commissions to agencies. From the applicable effective time onwards, the online advertising services provided by these entities are subject to VAT at a rate of 6% plus 12% surcharges on VAT and 3% cultural business construction fee on revenues derived from online advertising services.

VAT and business tax for the years ended December 31, 2011, 2012 and 2013 of RMB90,215, RMB169,283 and RMB276,497 (US$45,674), respectively, were recorded in cost of revenues (Note 12) in the consolidated statements of comprehensive loss.

Advertising expenses

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expense for the years ended December 31, 2011, 2012 and 2013 were RMB40,290, RMB42,748 and RMB143,691 (US$23,736), respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income in “Other income, net” when received; whereas for the government subsidies with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met .In 2013, the government granted RMB13,504 (US$2,231) as a financial support for the project on enhancing the bandwidth. These grants should only be used in the related project and were recorded as a deduction of bandwidth cost. The amount recognized as other income for the years ended December 31, 2011, 2012 and 2013 was RMB nil, RMB10,531 and RMB25,489 (US$4,210), respectively.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2011, 2012 and 2013.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC subtopic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs.

Loss per share

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Share-based compensation

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options and restricted stock units that are vested at that date. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date in which the counterparty’s performance is completed. Options and restricted stock units granted to non-employees were not material to the Company’s consolidated results of operations.

Concentration of risks

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2013, the Group has RMB1,764,221 (US$291,429) in cash and cash equivalents and RMB2,679 (US$443) in restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Top five customers accounted for 35.9% of gross accounts receivable as of December 31, 2013 (2012: 36%) with 8.4%, 8.4%, 8.3%, 5.5% and 5.3%, respectively. For the years ended December 31, 2011, 2012 and 2013, no customer accounted for greater than 10% of net revenues.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 3.0% in 2013. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2011, 2012 and 2013, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in other comprehensive loss was RMB94,225, RMB7,304 and RMB83,171 (US$13,739), respectively.

Segment reporting

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer,   who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Comparative information

Comparative information

Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation (e.g., the Company disclosed amounts due to/from inter-companies of Consolidated Affiliated Entities to conform to the current year’s presentation).

Recent accounting pronouncements

Recent accounting pronouncements

In March of 2013, the Financial Accounting Standards Boards ( “FASB”) issued Accounting Standards Update No. 2013-05 (“ASU 2013-05”) “Foreign Currency Matters, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity.” The amendments clarify the applicable guidance for the de-recognition of all or a portion of a cumulative translation adjustment when an entity ceasesto have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate orconveyance of oil and gas mineral rights) within a foreign entity or when other changes stipulated occur and involve a foreign entity. The amendments are effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The Company will adopt ASU 2013-05 beginning January 1, 2014, and does not expect that the adoption to have a material impact on its consolidated financial statements.

In March of 2013, the FASB issued Accounting Standards Update No. 2013-11 (“ASU 2013-11”) “Income Taxes—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists.” The amendments clarify that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss, similar tax loss, or tax credit carry forward, except as noted in the following sentence. To the extent a net operating loss, similar tax loss, or tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such a purpose, then under this exception the unrecognized tax benefit is to be presented in the financial statements as a liability and should not be combined with (netted with) the deferred tax asset. The assessment of whether a deferred  tax asset is “available” is based on the unrecognized tax benefit and deferred tax asset amounts that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company will adopt ASU 2013-05 beginning January 1, 2014, and is currently evaluating the impact on its consolidated financial statements of adopting this guidance.